Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,958,555,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,513,376.45
Total Offset Amount	0.00
Net Fee	1,513,376.45
Narrative - Max Aggregate Offering Price	$ 10,958,555,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true